COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Effective interest rate (%)	6.84%
Collaboration Interest-bearing Advanced Funding	$ 266.0	$ 319.1